SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating tax loss carried forwards	$ 28,369	$ 17,025
Property and equipment, net	(141)	(179)
Right of use assets	(81)	(90)
Intangible assets	(1,525)	(1,166)
Warrants	(56)
Stock-based compensation expense	591	319
Operating lease liabilities	86	103
Other	27
Valuation allowance	(27,284)	(16,030)
Net deferred tax liability	$ (14)	$ (18)